Other liabilities and provisions	12 Months Ended
Dec. 31, 2018
Other liabilities and provisions
Other liabilities and provisions

13. Other liabilities and provisions

	December 31,
	2018	2017
	(€ in thousands)
Customer deposits	--	373
Liabilities from VAT	24	12
Employee bonus	413	303
Accruals for vacation and overtime	210	222
Accruals for licenses	69	140
Liabilities from payroll	298	236
Accruals for commissions	47	50
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	240	286
Others	387	322
Total	1,868	2,124

After the adoption of IFRS 15 customer deposits amounting to kEUR 177 were presented within contract liabilities.

	(€ in thousands)
	January 1, 2018	Usage	Addition	Reversal	December 31, 2018
Accrual for warranty	286	(273)	240	(13)	240

voxeljet has a Long‑Term Cash Incentive Plan (“LTCIP”) that provides for cash awards to non‑executive employees. Under the plan, which was announced on October 2, 2013, the Company may grant individual award units of EUR 5,000 each up to a total maximum amount of 10% of the net proceeds received by the Company upon closing of its initial public offering. An initial grant of 684 award units was made to participants on October 2, 2013. The vesting of the awards occurs during three separate performance periods, with 20% of the awards vesting in performance period 1 ended December 31, 2013, 40% of the awards vesting in performance period 2 ended December 31, 2015, and the remaining 40% vesting in performance period 3 ending December 31, 2017.

Vesting of the award during performance period 3 is subject to performance and market conditions, including revenue growth and market capitalization as of December 31, 2017. In determining the fair value of the liability for the third period of the LTCIP, the Company originally estimated an 80% probability of achievement for each target and an employee turnover rate of 5.8% based on the past experience. However, in 2016, management updated its assessment and estimated that the achievement of the underlying targets on the third performance period of LTCIP would no longer be probable, resulting in a gain of kEUR 478 to the consolidated statements of comprehensive loss reflecting the reversal of previously accrued expected costs. As of December 31, 2017 the targets were not achieved and the LTCIP ceased.

The Group expects to settle the majority of the other liabilities and provisions over the next year.